Financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term investments (Note 8) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 9,354	$ 2,816
Long-term investments (Note 8) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	4,600
Interest rate swaps (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Interest rate swaps (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	(2,059)	(1,504)
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 0
Liabilities measured at fair value		0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value		$ (1,292)